SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Number of warrants	676,663	279,746
Warrant One [Member]
Class of Warrant or Right [Line Items]
Number of warrants	149,447	4,393
Exercise price	$ 50.40	$ 97.20
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageIssuanceDate]	Mar. 29, 2022	Nov. 04, 2021
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageExpirationDate]	Mar. 29, 2027	Nov. 04, 2023
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of warrants	73,823	149,447
Exercise price	$ 18.00	$ 50.40
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageIssuanceDate]	Jun. 30, 2023	Mar. 29, 2022
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageExpirationDate]	Jun. 30, 2028	Mar. 29, 2027
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Number of warrants	147,000	73,823
Exercise price	$ 4.08	$ 18.00
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageIssuanceDate]	Apr. 16, 2024	Jun. 30, 2023
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageExpirationDate]	Apr. 16, 2029	Jun. 30, 2028
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Number of warrants	254,310	52,083
Exercise price	$ 4.08	$ 36.00
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageIssuanceDate]	Jun. 12, 2024	Sep. 30, 2021
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageExpirationDate]	Jun. 12, 2029	Sep. 30, 2031
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Number of warrants	52,083
Exercise price	$ 35.52
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageIssuanceDate]	Sep. 30, 2021
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardWarrantWeightedAverageExpirationDate]	Sep. 30, 2031